Putnam Global Income Trust
The fund's portfolio
7/31/19 (Unaudited)

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (36.1%)(a)
		Principal amount	Value
Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)		$780,000	$644,475
Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)		285,000	220,875
Australia (Government of) sr. unsec. bonds Ser. 133, 5.50%, 4/21/23 (Australia)	AUD	690,000	554,446
Australia (Government of) sr. unsec. bonds Ser. 144, 3.75%, 4/21/37 (Australia)	AUD	200,000	183,266
Australia (Government of) sr. unsec. bonds Ser. 149, 2.25%, 5/21/28 (Australia)	AUD	1,140,000	849,885
Australia (Government of) sr. unsec. notes Ser. 146, 1.75%, 11/21/20 (Australia)	AUD	580,000	401,012
Austria (Republic of) sr. unsec. bonds 1.50%, 2/20/47 (Austria)	EUR	190,000	266,063
Austria (Republic of) sr. unsec. notes 0.50%, 4/20/27 (Austria)	EUR	480,000	568,560
Austria (Republic of) sr. unsec. unsub. notes 3.65%, 4/20/22 (Austria)	EUR	200,000	247,835
Belgium (Kingdom of) sr. unsec. bonds Ser. 77, 1.00%, 6/22/26 (Belgium)	EUR	620,000	752,709
Belgium (Kingdom of) sr. unsec. unsub. notes Ser. 65, 4.25%, 9/28/22 (Belgium)	EUR	330,000	423,468
Belgium (Kingdom of) unsec. bonds Ser. 60, 4.25%, 3/28/41 (Belgium)	EUR	390,000	761,874
Brazil (Federal Republic of) sr. unsec. unsub. notes 4.25%, 1/7/25 (Brazil)		$480,000	505,800
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)		150,000	125,643
Canada (Government of) sr. unsec. bonds 3.50%, 12/1/45 (Canada)	CAD	260,000	269,683
Canada (Government of) unsec. notes 0.50%, 3/1/22 (Canada)	CAD	840,000	619,817
Denmark (Kingdom of) unsec. bonds 4.50%, 11/15/39 (Denmark)	DKK	570,000	164,405
Denmark (Kingdom of) unsec. bonds 1.75%, 11/15/25 (Denmark)	DKK	1,760,000	300,900
France (Government of) unsec. bonds 4.50%, 4/25/41 (France)	EUR	830,000	1,696,354
France (Government of) unsec. bonds 4.00%, 4/25/55 (France)	EUR	150,000	330,423
France (Government of) unsec. bonds 3.25%, 5/25/45 (France)	EUR	30,000	54,322
France (Government of) unsec. bonds 3.25%, 10/25/21 (France)	EUR	1,330,000	1,604,495
France (Government of) unsec. bonds 2.75%, 10/25/27 (France)	EUR	1,430,000	1,995,385
France (Government of) unsec. bonds 0.50%, 5/25/25 (France)	EUR	1,490,000	1,750,541
Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)	EUR	474,000	581,487
Hellenic (Republic of) sr. unsec. notes 3.45%, 4/2/24 (Greece)	EUR	285,000	349,357
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece)(STP)	EUR	36,000	44,666
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece)(STP)	EUR	36,000	45,099
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/31 (Greece)(STP)	EUR	95,000	118,650
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece)(STP)	EUR	597,541	740,961
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece)(STP)	EUR	656,903	823,538
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece)(STP)	EUR	44,000	54,336
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)	EUR	338,000	414,640
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece)(STP)	EUR	62,312	76,079
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/24 (Greece)(STP)	EUR	118,000	144,910
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)	EUR	630,884	762,515
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		$1,235,000	1,262,795
Ireland (Republic of) unsec. bonds 2.00%, 2/18/45 (Ireland)	EUR	70,000	97,405
Ireland (Republic of) unsec. notes 5.40%, 3/13/25 (Ireland)	EUR	320,000	468,553
Italy (Republic of) sr. unsec. bonds 6.50%, 11/1/27 (Italy)	EUR	850,000	1,320,996
Italy (Republic of) sr. unsec. bonds 4.75%, 9/1/44 (Italy)	EUR	820,000	1,276,468
Italy (Republic of) sr. unsec. bonds 4.00%, 2/1/37 (Italy)	EUR	190,000	265,839
Italy (Republic of) sr. unsec. bonds 4.00%, 9/1/20 (Italy)	EUR	920,000	1,064,626
Italy (Republic of) sr. unsec. bonds 2.50%, 12/1/24 (Italy)	EUR	1,060,000	1,272,330
Italy (Republic of) sr. unsec. unsub. bonds 4.75%, 8/1/23 (Italy)	EUR	1,390,000	1,790,211
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		$335,000	315,319
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)		300,000	305,250
Japan (Government of) sr. unsec. bonds Ser. 95, 2.30%, 6/20/27 (Japan)	JPY	370,000,000	4,090,304
Japan (Government of) sr. unsec. unsub. bonds Ser. 32, 2.30%, 3/20/40 (Japan)	JPY	407,000,000	5,302,307
Japan (Government of) sr. unsec. unsub. bonds Ser. 125, 2.20%, 3/20/31 (Japan)	JPY	265,000,000	3,086,928
Japan (Government of) sr. unsec. unsub. bonds Ser. 156, 0.40%, 3/20/36 (Japan)	JPY	267,000,000	2,575,658
Japan (Government of) sr. unsec. unsub. notes Ser. 318, 1.00%, 9/20/21 (Japan)	JPY	700,000,000	6,599,709
Japan (Government of) sr. unsec. unsub. notes Ser. 330, 0.80%, 9/20/23 (Japan)	JPY	650,000,000	6,234,001
Japan (Government of) sr. unsec. unsub. notes Ser. 346, 0.10%, 3/20/27 (Japan)	JPY	172,000,000	1,623,905
Japan (Government of) 40 yr sr. unsec. unsub. bonds Ser. 4, 2.20%, 3/20/51 (Japan)	JPY	215,000,000	3,062,115
Malaysia (Federation of) sr. unsec. notes Ser. 417, 3.899%, 11/16/27 (Malaysia)	MYR	2,710,000	668,394
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		$1,281,000	1,482,298
Netherlands (Government of) unsec. bonds 3.75%, 1/15/42 (Netherlands)	EUR	210,000	424,258
Netherlands (Government of) unsec. bonds 2.25%, 7/15/22 (Netherlands)	EUR	300,000	362,255
Netherlands (Government of) unsec. notes Ser. REGS, 0.50%, 7/15/26 (Netherlands)	EUR	570,000	677,936
New Zealand (Government of) sr. unsec. notes Ser. 0425, 2.75%, 4/15/25 (New Zealand)	NZD	320,000	228,538
Norway (Government of) unsec. bonds Ser. 476, 3.00%, 3/14/24 (Norway)	NOK	1,760,000	214,197
Ontario (Province of) unsec. bonds 6.50%, 3/8/29 (Canada)	CAD	610,000	635,607
Ontario (Province of) unsec. notes 3.15%, 6/2/22 (Canada)	CAD	1,430,000	1,122,579
Ontario (Province of) unsec. notes 2.60%, 6/2/25 (Canada)	CAD	200,000	156,593
Poland (Government of) unsec. notes Ser. 0123, 2.50%, 1/25/23 (Poland)	PLN	1,980,000	523,614
Portugal (Republic of) sr. unsec. unsub. notes 2.875%, 7/21/26 (Portugal)	EUR	470,000	623,100
Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		$200,000	208,628
Russia (Federation of) 144A sr. unsec. unsub. bonds 4.375%, 3/21/29 (Russia)		200,000	209,494
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		245,000	242,550
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		310,000	314,962
South Africa (Republic of) unsec. bonds Ser. 2023, 7.75%, 2/28/23 (South Africa)	ZAR	11,140,000	783,591
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/44 (Spain)	EUR	350,000	728,205
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/28 (Spain)	EUR	740,000	1,192,588
Spain (Kingdom of) sr. unsec. bonds 4.40%, 10/31/23 (Spain)	EUR	890,000	1,185,410
Spain (Kingdom of) sr. unsec. bonds 4.20%, 1/31/37 (Spain)	EUR	150,000	259,512
Spain (Kingdom of) sr. unsec. notes 1.50%, 4/30/27 (Spain)	EUR	150,000	184,776
Spain (Kingdom of) sr. unsec. notes 0.75%, 7/30/21 (Spain)	EUR	300,000	340,363
Spain (Kingdom of) sr. unsec. unsub. bonds 4.65%, 7/30/25 (Spain)	EUR	240,000	342,838
Spain (Kingdom of) sr. unsec. unsub. bonds 2.90%, 10/31/46 (Spain)	EUR	30,000	46,003
Sweden (Government of) unsec. bonds Ser. 1053, 3.50%, 3/30/39 (Sweden)	SEK	420,000	69,183
Sweden (Government of) unsec. bonds Ser. 1054, 3.50%, 6/1/22 (Sweden)	SEK	7,010,000	812,852
Switzerland (Government of) unsec. bonds 4.00%, 4/8/28 (Switzerland)	CHF	420,000	607,895
Switzerland (Government of) unsec. bonds 2.00%, 5/25/22 (Switzerland)	CHF	530,000	578,429
Switzerland (Government of) unsec. bonds 1.50%, 4/30/42 (Switzerland)	CHF	150,000	212,161
United Kingdom Treasury unsec. bonds 4.00%, 1/22/60 (United Kingdom)	GBP	1,140,000	2,579,006
United Kingdom Treasury unsec. notes 2.75%, 9/7/24 (United Kingdom)	GBP	1,110,000	1,510,505
United Mexican States sr. unsec. notes 4.00%, 10/2/23 (Mexico)		$420,000	439,926
United Mexican States sr. unsec. notes Ser. M 20, 10.00%, 12/5/24 (Mexico)	MXN	12,310,000	718,386
Uruguay (Republic of) sr. unsec. unsub. notes 4.375%, 10/27/27 (Uruguay)		$225,000	244,969
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		3,000	435

Total foreign government and agency bonds and notes (cost $80,765,072)			$82,395,229

CORPORATE BONDS AND NOTES (26.9%)(a)
		Principal amount	Value
Basic materials (1.7%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)		$227,000	$233,153
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		690,000	732,871
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)		187,000	204,854
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24		408,000	431,396
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25		135,000	138,810
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		270,000	295,148
International Paper Co. sr. unsec. notes 8.70%, 6/15/38		6,000	8,663
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		386,000	416,602
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		406,000	416,202
Westlake Chemical Corp. company guaranty sr. unsec. unsub. bonds 4.375%, 11/15/47		59,000	57,004
Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26		475,000	483,077
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		204,000	276,576
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		53,000	71,190
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		136,000	188,665

			3,954,211
Capital goods (0.8%)
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47		386,000	399,571
L3Harris Technologies, Inc. 144A sr. unsec. sub. notes 4.40%, 6/15/28		130,000	143,404
L3Harris Technologies, Inc. 144A sr. unsec. sub. notes 3.85%, 12/15/26		238,000	251,201
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		460,000	486,174
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		440,000	458,191

			1,738,541
Communication services (2.9%)
American Tower Corp. sr. unsec. unsub. bonds 3.55%, 7/15/27(R)		210,000	215,833
American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26(R)		228,000	233,477
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		405,000	430,259
AT&T, Inc. sr. unsec. sub. notes 3.80%, 2/15/27		66,000	68,835
AT&T, Inc. sr. unsec. sub. notes 2.95%, 7/15/26		113,000	113,359
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29		410,000	442,777
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		484,000	571,386
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47		158,000	166,320
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		103,000	111,054
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		123,000	130,065
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35		55,000	74,815
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		435,000	445,028
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)		255,000	266,424
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)		421,000	435,767
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)		296,000	328,036
Crown Castle International Corp. sr. unsec. notes 3.15%, 7/15/23(R)		2,000	2,039
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)		327,000	351,018
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)		135,000	147,065
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		630,000	689,524
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		840,000	931,972
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		345,000	361,388

			6,516,441
Consumer cyclicals (2.5%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		510,000	521,715
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47		410,000	466,023
CBS Corp. company guaranty sr. unsec. bonds 4.20%, 6/1/29		395,000	419,313
CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27		278,000	270,995
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		217,000	219,114
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. sub. notes 4.25%, 9/1/24		110,000	111,397
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		580,000	601,025
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		620,000	665,725
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		164,000	170,560
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		729,000	806,043
Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27		578,000	573,229
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26		131,000	135,336
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		560,000	575,400
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		238,000	242,165

			5,778,040
Consumer staples (1.4%)
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49		92,000	114,209
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29		107,000	121,888
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.15%, 1/23/25		92,000	99,025
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		635,000	638,175
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		40,409	44,709
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32		235,810	290,875
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		12,000	12,688
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		68,000	92,974
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		333,000	401,248
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28		615,000	674,118
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25		90,000	96,669
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		426,000	441,975
Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26		165,000	168,227

			3,196,780
Energy (3.2%)
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28		669,000	726,586
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		528,000	574,807
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27		680,000	700,412
Energy Transfer Operating LP company guaranty sr. unsec. bonds 6.25%, 4/15/49		57,000	67,779
Energy Transfer Partners LP company guaranty sr. unsec. notes 5.875%, 1/15/24		578,000	641,941
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		392,000	372,400
EOG Resources, Inc. sr. unsec. unsub. notes 4.15%, 1/15/26		315,000	344,822
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41		31,000	38,976
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		292,000	345,056
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		534,000	595,410
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		395,000	425,119
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		105,000	114,450
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		189,000	202,939
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		6,000	840
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)		155,000	21,700
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 3/13/27 (Mexico)		545,000	540,723
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.50%, 1/21/21 (Mexico)		416,000	425,374
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28		20,000	20,904
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		436,000	475,251
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		4,000	4,103
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		255,000	258,506
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)		421,000	418,937

			7,317,035
Financials (6.6%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		625,000	678,848
Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27		90,000	91,767
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		375,000	418,594
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		369,000	494,276
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42		386,000	395,952
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		400,000	426,411
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		200,000	217,696
Bank of America Corp. jr. unsec. sub. bonds Ser. JJ, 5.125%, perpetual maturity		15,000	15,170
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		410,000	456,228
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)		180,000	183,319
BB&T Corp. jr. unsec. sub. FRB 4.80%, perpetual maturity		270,000	267,570
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21		289,000	295,731
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		740,000	778,060
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22		182,000	195,264
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25		105,000	110,351
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26		164,000	179,769
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		830,000	909,888
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		90,000	93,692
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		675,000	727,761
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		220,000	237,050
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)		400,000	404,529
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		200,000	210,750
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		250,000	258,278
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)		610,000	663,179
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		730,000	778,062
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity		61,000	60,449
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		760,000	818,571
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27		232,000	243,411
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37		9,000	11,897
Hospitality Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)		120,000	114,851
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29		290,000	298,910
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29		281,000	312,684
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8.875%, 6/1/39		316,000	522,870
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		230,000	295,152
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43		27,000	28,890
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44		162,000	168,683
Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40		58,000	80,989
Royal Bank of Scotland Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)		585,000	622,456
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39		120,000	171,204
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		184,000	186,860
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)		579,000	617,128
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		300,000	319,643
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38		276,000	387,675
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)		260,000	271,076

			15,021,594
Health care (1.8%)
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		223,000	246,354
Bristol-Myers Squibb Co. 144A sr. unsec. bonds 3.40%, 7/26/29		990,000	1,034,755
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		400,000	424,235
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 4.90%, 8/28/28		779,000	862,951
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		78,000	86,552
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		85,000	87,071
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47		275,000	297,124
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24		65,000	70,511
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		125,000	128,125
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28		340,000	368,862
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28		430,000	461,074

			4,067,614
Supra-Nation (1.8%)
European Investment Bank sr. unsec. unsub. bonds 5.625%, 6/7/32 (Supra-Nation)	GBP	1,900,000	3,517,686
European Investment Bank sr. unsec. unsub. notes Ser. EMTN, 4.125%, 4/15/24 (Supra-Nation)	EUR	450,000	610,596

			4,128,282
Technology (2.3%)
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		$557,000	544,856
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		529,000	584,885
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46		102,000	130,050
Fidelity National Information Services, Inc. sr. unsec. notes 3.75%, 5/21/29		287,000	303,980
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26		29,000	29,413
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28		296,000	324,349
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29		120,000	122,762
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28		600,000	655,145
Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)		140,000	180,814
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23		545,000	567,034
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46		238,000	257,978
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28		825,000	892,776
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27		245,000	248,763
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		535,000	528,981

			5,371,786
Transportation (0.1%)
Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19		17,693	18,032
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		257,000	260,081

			278,113
Utilities and power (1.8%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27		240,000	254,064
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		270,000	297,858
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		175,000	188,235
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32		74,000	101,413
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48		95,000	97,791
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44		830,000	999,378
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24		155,000	159,338
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44		220,000	243,818
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		515,000	531,048
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		255,000	260,927
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29		204,000	205,155
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24		216,000	217,494
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (BBA LIBOR USD 3 Month + 2.11%), 4.631%, 5/15/67		589,000	489,577

			4,046,096

Total corporate bonds and notes (cost $58,152,087)			$61,414,533

MORTGAGE-BACKED SECURITIES (22.4%)(a)
		Principal amount	Value
Agency collateralized mortgage obligations (7.6%)
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 3.966%, 10/25/27 (Bermuda)		$347,853	$350,027
FRB Ser. 18-2A, Class M1B, (1 Month US LIBOR + 1.35%), 3.616%, 8/25/28 (Bermuda)		545,000	545,000
Eagle RE, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 3.966%, 11/25/28		750,000	744,375
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 16.438%, 4/15/37		9,807	15,487
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 15.272%, 11/15/35		33,312	51,261
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 14.603%, 12/15/36		18,556	25,943
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 12.885%, 3/15/35		41,046	53,500
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 11.003%, 6/15/34		22,707	26,284
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 7.016%, 10/25/24		348,038	373,596
Structured Agency Credit Risk Debt Notes FRB Ser. 14-DN4, Class M3, (1 Month US LIBOR + 4.55%), 6.816%, 10/25/24		482,448	517,797
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3, (1 Month US LIBOR + 3.75%), 6.016%, 9/25/24		250,000	272,325
Ser. 3707, Class PI, IO, 4.50%, 7/15/25		56,810	1,849
IFB Ser. 4076, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 4.375%, 7/15/40		1,310,164	140,540
Structured Agency Credit Risk Debt FRN Ser. 15-HQ2, Class M2, (1 Month US LIBOR + 1.95%), 4.216%, 5/25/25		140,634	142,645
Ser. 4355, Class DI, IO, 4.00%, 3/15/44		1,339,979	123,232
Ser. 4193, Class PI, IO, 4.00%, 3/15/43		882,533	106,599
Ser. 4369, Class IA, IO, 3.50%, 7/15/44		1,425,650	232,826
Ser. 4141, Class PI, IO, 3.00%, 12/15/42		1,852,006	172,091
Ser. 4165, Class TI, IO, 3.00%, 12/15/42		4,365,134	332,331
Ser. 4206, Class IP, IO, 3.00%, 12/15/41		1,494,792	107,152
Ser. 3300, PO, zero %, 2/15/37		2,365	2,078
Ser. 3326, Class WF, zero %, 10/15/35(WAC)		1,602	1,287
Federal National Mortgage Association
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 16.258%, 3/25/36		25,443	40,687
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 15.891%, 6/25/37		27,384	41,456
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 13.452%, 8/25/35		18,246	23,886
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 8.266%, 9/25/28		808,857	891,028
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.266%, 7/25/25		65,520	69,789
Ser. 15-28, IO, 5.50%, 5/25/45		1,832,440	374,514
Ser. 17-113, IO, 5.00%, 1/25/38		1,107,821	155,668
IFB Ser. 12-116, Class SA, IO, ((-1 x 1 Month US LIBOR) + 7.20%), 4.934%, 10/25/42		1,469,027	308,175
IFB Ser. 10-46, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 4.184%, 5/25/40		277,548	48,401
IFB Ser. 12-103, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 3.734%, 9/25/42		1,503,786	215,643
Ser. 12-124, Class JI, IO, 3.50%, 11/25/42		1,072,599	106,423
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43		1,003,422	85,060
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42		2,110,945	107,776
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42		2,051,168	116,577
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41		2,169,303	77,724
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40		1,895,024	128,962
Ser. 07-64, Class LO, PO, zero %, 7/25/37		2,363	2,198
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40		1,149,999	250,125
Ser. 18-21, Class IN, IO, 5.00%, 2/20/48		746,767	119,148
Ser. 14-76, IO, 5.00%, 5/20/44		592,815	119,283
Ser. 14-25, Class QI, IO, 5.00%, 1/20/44		1,186,262	225,705
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40		199,607	41,908
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40		405,792	85,906
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39		128,681	26,570
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45		1,517,300	296,508
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45		573,804	60,072
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43		1,161,525	229,401
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42		1,774,624	345,285
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40		964,352	167,361
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40		690,287	174,033
IFB Ser. 10-171, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 4.118%, 12/16/40		929,674	171,516
Ser. 16-19, Class PI, IO, 4.00%, 2/20/46		1,324,862	222,020
Ser. 16-47, Class CI, IO, 4.00%, 9/20/45		2,605,324	343,981
Ser. 17-57, Class AI, IO, 4.00%, 6/20/45		1,244,932	170,693
Ser. 14-116, Class IL, IO, 4.00%, 8/20/44		1,455,069	217,095
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42		417,537	63,696
IFB Ser. 16-77, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.879%, 3/20/43		1,730,601	178,563
Ser. 16-83, Class PI, IO, 3.50%, 6/20/45		2,434,586	327,208
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42		687,095	88,622
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42		1,193,191	200,775
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41		1,005,292	82,729
Ser. 13-90, Class HI, IO, 3.50%, 4/20/40		478,170	8,146
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39		1,192,165	67,000
Ser. 17-H04, Class BI, IO, 2.544%, 2/20/67(WAC)		3,226,457	431,539
Ser. 16-H13, Class EI, IO, 2.361%, 4/20/66		2,705,781	290,871
Ser. 17-H02, Class BI, IO, 2.351%, 1/20/67(WAC)		3,544,003	431,670
Ser. 17-H11, Class NI, IO, 2.299%, 5/20/67(WAC)		3,721,897	396,159
Ser. 16-H23, Class NI, IO, 2.276%, 10/20/66(WAC)		4,466,643	494,011
Ser. 16-H16, Class EI, IO, 2.187%, 6/20/66(WAC)		3,502,378	379,658
Ser. 16-H20, Class NI, IO, 2.136%, 9/20/66(WAC)		2,073,693	212,554
Ser. 15-H09, Class AI, IO, 2.086%, 4/20/65(WAC)		5,291,648	432,883
Ser. 17-H19, Class MI, IO, 2.043%, 4/20/67(WAC)		2,227,699	243,710
Ser. 15-H03, Class DI, IO, 2.018%, 1/20/65(WAC)		4,525,598	393,727
Ser. 15-H26, Class DI, IO, 1.938%, 10/20/65(WAC)		2,498,832	238,953
Ser. 16-H07, Class HI, IO, 1.889%, 2/20/66(WAC)		3,514,785	322,756
Ser. 16-H01, Class AI, IO, 1.808%, 1/20/66(WAC)		2,171,697	179,165
Ser. 15-H26, Class EI, IO, 1.746%, 10/20/65(WAC)		2,797,273	241,684
Ser. 14-H21, Class AI, IO, 1.67%, 10/20/64(WAC)		2,795,886	228,119
Ser. 15-H25, Class AI, IO, 1.628%, 9/20/65(WAC)		2,776,462	213,510
Ser. 14-H12, Class BI, IO, 1.589%, 5/20/64(WAC)		3,663,122	266,547
Ser. 16-H25, Class GI, IO, 1.522%, 11/20/66(WAC)		3,684,114	167,550
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 3.866%, 10/25/28 (Bermuda)		294,000	294,184

			17,274,791
Commercial mortgage-backed securities (9.5%)
Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)		311,359	3
Bayview Commercial Asset Trust 144A
Ser. 06-CD1A, IO, zero %, 7/25/23	CAD	986,718	—
Ser. 07-CD1A, IO, zero %, 3/25/21	CAD	188,410	—
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.775%, 3/11/39(WAC)		$544,193	386,295
FRB Ser. 06-PW11, Class C, 5.775%, 3/11/39 (In default)(NON)(WAC)		208,889	26,376
FRB Ser. 06-PW14, Class X1, IO, 0.31%, 12/11/38(WAC)		142,938	1,467
CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, zero %, 11/15/44(WAC)		261,858	3
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.748%, 12/15/47(WAC)		1,053,000	1,056,430
Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class AS, 4.026%, 5/10/47		682,000	722,395
Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.521%, 10/15/49(WAC)		2,331,289	23
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.786%, 5/10/47(WAC)		642,000	677,815
FRB Ser. 14-CR18, Class C, 4.733%, 7/15/47(WAC)		393,000	412,772
FRB Ser. 14-UBS6, Class C, 4.458%, 12/10/47(WAC)		110,000	112,290
Ser. 12-CR2, Class AM, 3.791%, 8/15/45		356,000	366,617
FRB Ser. 14-UBS6, Class XA, IO, 0.937%, 12/10/47(WAC)		9,555,863	376,300
FRB Ser. 15-LC21, Class XA, IO, 0.768%, 7/10/48(WAC)		12,491,399	396,212
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.018%, 1/15/49(WAC)		709,041	7
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.005%, 5/15/38(WAC)		37,787	728
Credit Suisse Mortgage Capital Certificates 144A FRB Ser. 06-C4, Class AX, IO, 0.678%, 9/15/39(WAC)		58,355	1
CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C, 4.293%, 4/15/50(WAC)		819,000	851,066
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.36%, 12/15/49(WAC)		822,000	855,357
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.334%, 8/10/44(WAC)		1,504,000	1,562,802
GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.087%, 12/10/49(WAC)		5,907,272	2,594
GS Mortgage Securities Trust FRB Ser. 13-GC10, Class XA, IO, 1.509%, 2/10/46(WAC)		7,816,324	443,811
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.051%, 8/10/43(WAC)		428,000	433,274
FRB Ser. 12-GC6, Class D, 5.651%, 1/10/45(WAC)		148,000	151,486
FRB Ser. 11-GC3, Class D, 5.637%, 3/10/44(WAC)		280,000	291,332
FRB Ser. 13-GC16, Class D, 5.311%, 11/10/46(WAC)		320,000	344,043
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.557%, 9/15/47(WAC)		310,000	316,404
FRB Ser. 15-C33, Class XA, IO, 0.984%, 12/15/48(WAC)		3,795,554	198,659
FRB Ser. 14-C22, Class XA, IO, 0.854%, 9/15/47(WAC)		10,364,462	362,581
FRB Ser. 13-C12, Class XA, IO, 0.501%, 7/15/45(WAC)		21,320,195	324,216
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 12-C6, Class AS, 4.117%, 5/15/45		239,000	247,590
Ser. 13-C10, Class AS, 3.372%, 12/15/47		163,000	165,448
Ser. 13-LC11, Class AS, 3.216%, 4/15/46		286,000	290,927
FRB Ser. 13-C16, Class XA, IO, 0.94%, 12/15/46(WAC)		9,103,527	308,305
FRB Ser. 06-CB17, Class X, IO, 0.653%, 12/12/43(WAC)		590,287	7,602
FRB Ser. 06-LDP8, Class X, IO, 0.285%, 5/15/45(WAC)		2,446,865	3,179
FRB Ser. 07-LDPX, Class X, IO, 0.146%, 1/15/49(WAC)		2,104,908	21
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class E, 5.147%, 5/15/45(WAC)		1,313,000	1,246,175
FRB Ser. 12-C8, Class D, 4.65%, 10/15/45(WAC)		1,260,000	1,284,488
FRB Ser. 12-LC9, Class D, 4.40%, 12/15/47(WAC)		251,000	257,110
FRB Ser. 07-CB20, Class X1, IO, zero %, 2/12/51(WAC)		331,824	3
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.285%, 2/15/40(WAC)		24,963	3
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.687%, 9/15/39(WAC)		1,241,830	12,545
FRB Ser. 07-C2, Class XCL, IO, 0.285%, 2/15/40(WAC)		159,990	21
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.106%, 4/20/48(WAC)		603,000	568,816
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 5.811%, 12/15/49(WAC)		21,238	28
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C17, Class C, 4.498%, 8/15/47(WAC)		591,000	601,209
Ser. 12-C5, Class AS, 3.792%, 8/15/45		850,000	875,392
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class D, 4.608%, 11/15/45(WAC)		278,000	286,992
Morgan Stanley Capital I Trust Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)		142,375	39,105
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D, 5.111%, 7/15/49(WAC)		185,000	189,394
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.063%, 12/15/50(WAC)		3,864,728	257,078
UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class C, 5.543%, 5/10/45(WAC)		285,000	299,923
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.633%, 12/10/45(WAC)		2,554,641	108,933
Wachovia Bank Commercial Mortgage Trust FRB Ser. 07-C34, IO, 0.109%, 5/15/46(WAC)		264,551	3
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.285%, 7/15/46(WAC)		363,000	367,173
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49		418,000	416,276
FRB Ser. 16-LC25, Class XA, IO, 1.003%, 12/15/59(WAC)		3,037,110	150,813
WF-RBS Commercial Mortgage Trust
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)		799,000	853,891
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)		525,000	557,137
Ser. 13-C11, Class AS, 3.311%, 3/15/45		206,000	210,222
FRB Ser. 13-C14, Class XA, IO, 0.735%, 6/15/46(WAC)		12,916,186	335,821
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.652%, 2/15/44(WAC)		447,000	457,416
Ser. 11-C4, Class E, 5.23%, 6/15/44(WAC)		274,000	272,044
FRB Ser. 12-C10, Class D, 4.438%, 12/15/45(WAC)		298,000	253,616
FRB Ser. 12-C10, Class XA, IO, 1.553%, 12/15/45(WAC)		3,752,395	163,424

			21,761,482
Residential mortgage-backed securities (non-agency) (5.3%)
BankUnited Trust FRB Ser. 05-1, Class 1A1, (1 Month US LIBOR + 0.60%), 2.866%, 9/25/45		219,576	211,890
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 2.506%, 6/25/36		180,000	171,900
Chevy Chase Funding LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 2.446%, 11/25/47		377,497	329,144
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 4.929%, 5/25/35(WAC)		344,849	356,290
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 3.469%, 8/25/46		227,127	214,395
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 3.449%, 6/25/46		499,963	460,273
FRB Ser. 06-24CB, Class A13, (1 Month US LIBOR + 0.35%), 2.616%, 8/1/36		405,995	263,068
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 2.456%, 8/25/46		475,511	423,807
FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 2.452%, 2/20/47		283,293	224,099
Federal Home Loan Mortgage Corporation FRB Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 7.266%, 12/25/28		827,000	910,986
Federal Home Loan Mortgage Corporation 144A Structured Agency Credit Risk Trust FRN Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 5.054%, 1/25/49		74,000	75,372
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 8.166%, 10/25/28		146,739	160,606
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.966%, 4/25/28		225,632	249,549
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 7.816%, 4/25/28		1,104,862	1,194,008
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 7.566%, 10/25/28		378,000	417,025
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 6.566%, 2/25/25		283,541	303,176
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 6.266%, 5/25/25		117,860	125,276
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 4.616%, 1/25/31		78,000	78,819
Federal National Mortgage Association 144A Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (1 Month US LIBOR + 2.30%), 4.566%, 8/25/31		60,000	60,292
GSAA Home Equity Trust Ser. 06-15, Class AF3A, 5.882%, 9/25/36(WAC)		1,181,190	631,185
MASTR Adjustable Rate Mortgages Trust FRB Ser. 04-13, Class 3A7, 4.726%, 11/21/34(WAC)		284,334	288,599
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 4.462%, 2/25/35(WAC)		157,184	161,645
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 3.23%, 8/26/47(WAC)		170,000	167,740
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A, Class A1M, (1 Month US LIBOR + 0.90%), 3.166%, 1/25/48		166,530	168,552
Renaissance Home Equity Loan Trust FRB Ser. 03-4, Class A1, (1 Month US LIBOR + 0.52%), 2.786%, 3/25/34		209,957	206,859
Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, (1 Month US LIBOR + 0.90%), 3.166%, 11/25/34		1,120,805	1,123,289
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 3.116%, 5/25/47		380,971	318,410
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 2.446%, 1/25/37		236,118	220,997
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 4.109%, 9/25/35(WAC)		217,622	221,156
FRB Ser. 05-AR12, Class 1A8, 4.002%, 10/25/35(WAC)		613,764	622,985
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 3.226%, 7/25/45		483,373	480,328
FRB Ser. 05-AR1, Class A1B, (1 Month US LIBOR + 0.78%), 3.046%, 1/25/45		264,515	260,547
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%), 2.756%, 10/25/45		302,884	301,136
FRB Ser. 05-AR2, Class 2A1B, (1 Month US LIBOR + 0.37%), 2.636%, 1/25/45		416,209	409,508
Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR5, Class 1A1, 5.196%, 4/25/36(WAC)		173,931	178,279
FRB Ser. 06-AR2, Class 1A1, 4.964%, 3/25/36(WAC)		175,687	176,467

			12,167,657

Total mortgage-backed securities (cost $51,614,843)			$51,203,930

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (10.3%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (4.5%)
Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 8/1/49	$3,000,000	$3,124,453
4.00%, TBA, 8/1/49	2,000,000	2,076,875
3.50%, TBA, 8/1/49	1,000,000	1,033,984
3.50%, with due dates from 11/20/47 to 1/20/48	1,884,092	1,956,501
3.00%, TBA, 8/1/49	2,000,000	2,042,500

		10,234,313
U.S. Government Agency Mortgage Obligations (5.8%)
Uniform Mortgage-Backed Securities
4.00%, TBA, 8/1/49	5,000,000	5,176,172
3.00%, TBA, 8/1/49	8,000,000	8,071,875

		13,248,047

Total U.S. government and agency mortgage obligations (cost $23,427,427)		$23,482,360

U.S. TREASURY OBLIGATIONS (0.2%)(a)
	Principal amount	Value
U.S. Treasury Notes 1.75%, 9/30/22(i)	$443,000	$444,161

Total U.S. treasury obligations (cost $444,161)		$444,161

ASSET-BACKED SECURITIES (2.4%)(a)
	Principal amount	Value
Arroyo Mortgage Trust 144A Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	$360,000	$361,119
LHOME Mortgage Trust 144A Ser. 19-RTL2, Class A1, 3.844%, 3/25/24	190,000	190,000
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 3.116%, 11/25/51	1,201,000	1,201,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 3.066%, 6/25/52	309,000	309,000
Station Place Securitization Trust 144A
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%), 3.13%, 9/24/19	831,000	831,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 3.083%, 6/24/20	996,000	996,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), zero %, 9/24/20	1,091,000	1,091,000
Toorak Mortgage Corp. 144A Ser. 19-1, Class A1, 4.336%, 3/25/22	490,000	492,450

Total asset-backed securities (cost $5,467,993)		$5,471,569

PURCHASED SWAP OPTIONS OUTSTANDING (2.1%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
2.785/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785		$1,859,600	$229,605
(2.785)/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785		1,859,600	103,821
2.3075/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075		802,700	71,986
(2.3075)/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075		802,700	55,162
(2.401)/3 month USD-LIBOR-BBA/Sep-29	Sep-19/2.401		2,735,500	657
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		372,600	30,870
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983		650,200	14,512
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		372,600	13,283
(2.011)/3 month USD-LIBOR-BBA/Aug-29	Aug-19/2.011		2,735,500	3,666
(2.281)/3 month USD-LIBOR-BBA/Aug-29	Aug-19/2.281		2,735,500	3
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162		6,153,900	777,361
1.758/6 month EUR-EURIBOR-Reuters/Sep-49	Sep-19/1.758	EUR	1,551,000	583,749
1.376/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-19/1.376	EUR	3,889,000	583,344
3.096/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096		$4,923,100	515,055
1.288/6 month EUR-EURIBOR-Reuters/Feb-50	Feb-20/1.288	EUR	532,300	128,417
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		$1,593,600	116,173
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		1,593,600	113,353
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		1,593,600	62,852
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		1,593,600	61,019
(3.162)/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162		6,153,900	14,400
(1.288)/6 month EUR-EURIBOR-Reuters/Feb-50	Feb-20/1.288	EUR	532,300	642
(3.096)/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096		$4,923,100	98
(3.095)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.095		12,307,700	12
(-0.096)/6 month EUR-EURIBOR-Reuters/Aug-24	Aug-19/-0.096	EUR	2,430,700	3
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		$1,590,200	299,737
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		1,590,200	298,767
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		1,590,200	298,640
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		1,590,200	250,011
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		701,800	52,424
2.764/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764		701,800	51,982
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904		278,700	4,061
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		701,800	4,056
(2.764)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764		701,800	3,993
(2.265)/3 month USD-LIBOR-BBA/Oct-29	Oct-19/2.265		2,735,500	2,653
(3.0975)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.0975		12,307,700	12
UBS AG
(-0.337)/6 month EUR-EURIBOR-Reuters/Jan-22	Jan-20/-0.337	EUR	4,861,300	1,668
(-0.397)/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/-0.397	EUR	12,153,300	269

Total purchased swap options outstanding (cost $3,057,499)				$4,748,316

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
HSBC Bank USA, National Association
AUD/JPY (Put)	Sep-19/JPY 73.00	$4,379,922	AUD	6,404,800	$21,295
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Call)	Aug-19/$103.24	5,000,000		$5,000,000	14,985
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Call)	Aug-19/102.07	17,000,000		17,000,000	61,880
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Aug-19/100.81	19,000,000		19,000,000	37,012
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/100.49	4,000,000		4,000,000	13,516
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/100.30	4,000,000		4,000,000	10,948
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/100.12	4,000,000		4,000,000	8,808

Total purchased options outstanding (cost $267,559)					$168,444

SHORT-TERM INVESTMENTS (10.1%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 2.48%(AFF)	Shares	19,712,895	$19,712,895
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.26%(P)	Shares	580,000	580,000
U.S. Treasury Bills 2.504%, 8/15/19(SEGCCS)		$25,000	24,981
U.S. Treasury Bills 2.406%, 8/8/19(SEG)(SEGSF)(SEGCCS)		966,000	965,633
U.S. Treasury Bills 2.246%, 8/6/19(SEG)(SEGSF)(SEGCCS)		1,620,000	1,619,548
U.S. Treasury Bills 2.163%, 8/13/19(SEG)(SEGCCS)		71,000	70,951

Total short-term investments (cost $22,973,883)			$22,974,008
TOTAL INVESTMENTS

Total investments (cost $246,170,524)			$252,302,550

	FORWARD CURRENCY CONTRACTS at 7/31/19 (aggregate face value $70,068,265) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	10/16/19	$562,700	$575,778	$(13,078)
		Brazilian Real	Buy	10/2/19	549,826	560,965	(11,139)
		British Pound	Buy	9/18/19	534,738	552,445	(17,707)
		Canadian Dollar	Sell	10/16/19	1,311,225	1,319,189	7,964
		Czech Koruna	Buy	9/18/19	248,019	250,492	(2,473)
		Euro	Sell	9/18/19	1,760,362	1,789,302	28,940
		Japanese Yen	Buy	8/21/19	566,198	567,994	(1,796)
		Japanese Yen	Sell	8/21/19	566,198	566,998	800
		Mexican Peso	Buy	10/16/19	554,945	550,419	4,526
		New Zealand Dollar	Buy	10/16/19	273,622	282,557	(8,935)
		Norwegian Krone	Sell	9/18/19	9,769	10,007	238
		Russian Ruble	Buy	9/18/19	797,457	792,735	4,722
	Barclays Bank PLC
		Euro	Buy	9/18/19	385,364	386,335	(971)
		Japanese Yen	Buy	8/21/19	295,239	296,110	(871)
		Japanese Yen	Sell	8/21/19	295,239	291,990	(3,249)
		New Zealand Dollar	Sell	10/16/19	557,502	566,817	9,315
		Norwegian Krone	Buy	9/18/19	1,018,315	1,033,549	(15,234)
	Citibank, N.A.
		Australian Dollar	Sell	10/16/19	10,420	10,985	565
		Brazilian Real	Buy	10/2/19	558,744	554,314	4,430
		Canadian Dollar	Buy	10/16/19	1,115,474	1,125,780	(10,306)
		Chilean Peso	Buy	10/16/19	143,546	148,532	(4,986)
		Danish Krone	Sell	9/18/19	96,864	98,540	1,676
		Euro	Sell	9/18/19	1,204,206	1,217,492	13,286
		Japanese Yen	Sell	8/21/19	298,141	254,349	(43,792)
		New Zealand Dollar	Sell	10/16/19	322,152	327,622	5,470
		Thai Baht	Buy	8/21/19	458,414	439,097	19,317
	Credit Suisse International
		Australian Dollar	Buy	10/16/19	451,505	462,093	(10,588)
		Euro	Sell	9/18/19	3,667	3,158	(509)
	Goldman Sachs International
		Australian Dollar	Sell	10/16/19	791,812	812,803	20,991
		British Pound	Buy	9/18/19	2,925	3,023	(98)
		British Pound	Sell	9/18/19	2,925	3,011	86
		Euro	Buy	9/18/19	1,335,995	1,362,848	(26,853)
		Indian Rupee	Buy	11/20/19	558,505	550,309	8,196
		Japanese Yen	Sell	8/21/19	4,339,908	4,249,985	(89,923)
		New Taiwan Dollar	Sell	8/21/19	1,122,609	1,127,190	4,581
		New Zealand Dollar	Buy	10/16/19	3,814	7,350	(3,536)
		Norwegian Krone	Buy	9/18/19	2,373,358	2,411,250	(37,892)
		Russian Ruble	Buy	9/18/19	550,357	552,282	(1,925)
		South African Rand	Sell	10/16/19	739,670	749,913	10,243
		South Korean Won	Sell	11/20/19	1,100,304	1,124,455	24,151
		Swedish Krona	Sell	9/18/19	2,323,051	2,369,816	46,765
	HSBC Bank USA, National Association
		Australian Dollar	Sell	10/16/19	403,789	417,139	13,350
		British Pound	Buy	9/18/19	681,617	703,253	(21,636)
		Chinese Yuan (Offshore)	Buy	8/21/19	2,060,451	2,084,666	(24,215)
		Euro	Buy	9/18/19	1,648,910	1,680,244	(31,334)
		Indonesian Rupiah	Buy	11/20/19	558,922	550,361	8,561
		Japanese Yen	Buy	8/21/19	555,605	556,717	(1,112)
		Japanese Yen	Sell	8/21/19	555,605	548,952	(6,653)
		Mexican Peso	Sell	10/16/19	333,641	333,866	225
		New Zealand Dollar	Buy	10/16/19	533,237	542,643	(9,406)
		South Korean Won	Sell	11/20/19	550,152	564,177	14,025
		Swedish Krona	Sell	9/18/19	565,660	577,150	11,490
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	10/16/19	16,111	16,486	(375)
		British Pound	Sell	9/18/19	245,368	255,712	10,344
		Canadian Dollar	Buy	10/16/19	16,768	16,945	(177)
		Euro	Buy	9/18/19	8,127,867	8,247,443	(119,576)
		Japanese Yen	Sell	8/21/19	3,910,366	3,834,815	(75,551)
		Mexican Peso	Buy	10/16/19	554,945	553,174	1,771
		New Zealand Dollar	Sell	10/16/19	794,628	803,578	8,950
		Norwegian Krone	Buy	9/18/19	544,980	554,644	(9,664)
		Singapore Dollar	Buy	8/21/19	254,406	256,878	(2,472)
		South Korean Won	Buy	8/21/19	1,875,805	1,918,638	(42,833)
		Swedish Krona	Sell	9/18/19	1,494,540	1,533,807	39,267
		Swiss Franc	Sell	9/18/19	415,345	418,696	3,351
	NatWest Markets PLC
		Australian Dollar	Buy	10/16/19	1,308,306	1,334,019	(25,713)
		British Pound	Buy	9/18/19	231,350	235,659	(4,309)
		Canadian Dollar	Buy	10/16/19	554,626	560,622	(5,996)
		Euro	Buy	9/18/19	36,226	23,711	12,515
		Indian Rupee	Buy	11/20/19	558,505	550,737	7,768
		New Taiwan Dollar	Sell	8/21/19	561,306	563,897	2,591
		Norwegian Krone	Buy	9/18/19	540,355	553,925	(13,570)
		Swedish Krona	Sell	9/18/19	544,772	566,967	22,195
	State Street Bank and Trust Co.
		Australian Dollar	Buy	10/16/19	3,153	623	2,530
		Canadian Dollar	Sell	10/16/19	6,829	6,774	(55)
		Euro	Sell	9/18/19	228,241	242,258	14,017
		Hungarian Forint	Buy	9/18/19	222,332	228,025	(5,693)
		Israeli Shekel	Buy	10/16/19	221,042	218,235	2,807
		Japanese Yen	Buy	8/21/19	354,100	358,097	(3,997)
		New Zealand Dollar	Sell	10/16/19	326,558	332,023	5,465
		Norwegian Krone	Buy	9/18/19	1,564,891	1,599,264	(34,373)
		Polish Zloty	Sell	9/18/19	181,251	184,215	2,964
		Swedish Krona	Sell	9/18/19	470,630	482,461	11,831
	UBS AG
		Australian Dollar	Buy	10/16/19	518,756	530,734	(11,978)
		Euro	Buy	9/18/19	1,982,269	2,013,898	(31,629)
		Japanese Yen	Buy	8/21/19	267,306	270,698	(3,392)
		Swedish Krona	Sell	9/18/19	553,206	566,829	13,623
	WestPac Banking Corp.
		Australian Dollar	Buy	10/16/19	1,076,932	1,096,715	(19,783)
		Canadian Dollar	Buy	10/16/19	206,145	207,433	(1,288)
		Euro	Buy	9/18/19	10,445	10,583	(138)

	Unrealized appreciation						425,902

	Unrealized (depreciation)						(812,779)

	Total						$(386,877)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 7/31/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Canadian Government Bond 10 yr (Long)	5	$539,135	$539,135	Sep-19	$7,827
Euro-Bobl 5 yr (Long)	7	1,046,115	1,046,115	Sep-19	9,207
Euro-Bund 10 yr (Long)	16	3,100,840	3,100,841	Sep-19	75,244
Euro-Buxl 30 yr (Long)	5	1,156,704	1,156,705	Sep-19	68,071
Euro-Dollar 90 day (Long)	127	127,000,000	31,046,738	Sep-19	(25,469)
Euro-Dollar 90 day (Short)	127	127,000,000	31,216,600	Mar-21	2,482
Euro-Schatz 2 yr (Short)	41	5,098,095	5,098,097	Sep-19	(11,882)
Japanese Government Bond 10 yr (Long)	2	2,827,466	2,827,466	Sep-19	4,036
Japanese Government Bond 10 yr (Short)	10	14,137,329	14,137,329	Sep-19	(19,345)
U.K. Gilt 10 yr (Long)	9	1,453,811	1,453,811	Sep-19	42,592
U.S. Treasury Bond 30 yr (Long)	17	2,645,094	2,645,094	Sep-19	89,236
U.S. Treasury Bond Ultra 30 yr (Long)	20	3,551,250	3,551,250	Sep-19	144,330
U.S. Treasury Note 2 yr (Long)	65	13,936,406	13,936,406	Sep-19	38,737
U.S. Treasury Note 5 yr (Long)	34	3,996,859	3,996,859	Sep-19	37,642
U.S. Treasury Note 10 yr (Long)	45	5,733,984	5,733,984	Sep-19	99,743
U.S. Treasury Note Ultra 10 yr (Long)	18	2,481,188	2,481,188	Sep-19	62,256

Unrealized appreciation					681,403

Unrealized (depreciation)					(56,696)

Total					$624,707

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/19 (premiums $2,111,165) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Goldman Sachs International
2.191/3 month USD-LIBOR-BBA/Aug-29	Aug-19/2.191		$2,735,500	$55
2.101/3 month USD-LIBOR-BBA/Aug-29	Aug-19/2.101		2,735,500	574
1.722/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	242,000	12,999
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823		$2,601,000	13,837
(1.722)/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	242,000	25,418
JPMorgan Chase Bank N.A.
3.415/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.415		$24,615,500	25
2.975/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975		6,153,900	2,400
(-0.296)/6 month EUR-EURIBOR-Reuters/Aug-24	Aug-19/-0.296	EUR	2,430,700	7,292
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	532,300	12,846
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	532,300	68,012
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$6,153,900	81,662
(2.975)/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975		6,153,900	222,217
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		6,153,900	627,267
(1.733)/6 month EUR-EURIBOR-Reuters/Sep-39	Sep-19/1.733	EUR	4,250,000	1,140,619
Morgan Stanley & Co. International PLC
2.265/3 month USD-LIBOR-BBA/Aug-29	Aug-19/2.265		$2,735,500	3
3.3975/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.3975		24,615,500	25
2.7225/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225		510,400	424
2.715/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715		510,400	495
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664		1,114,700	3,768
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		191,400	5,095
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		191,400	5,260
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		191,400	15,731
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		191,400	16,148
(2.715)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715		510,400	35,902
(2.7225)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225		510,400	36,198
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		1,590,200	216,156
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-24/3.00		1,590,200	261,715
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-24/3.00		1,590,200	261,779
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-25/3.00		1,590,200	262,987
UBS AG
0.271/6 month EUR-EURIBOR-Reuters/Aug-29	Aug-19/0.271	EUR	2,430,700	27
0.498/6 month EUR-EURIBOR-Reuters/Jan-30	Jan-20/0.498	EUR	972,300	1,302

Total				$3,338,238

WRITTEN OPTIONS OUTSTANDING at 7/31/19 (premiums $235,446) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
HSBC Bank USA, National Association
AUD/JPY (Put)	Sep-19/JPY 69.00	$6,569,884	AUD	9,607,200	$2,549
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Put)	Aug-19/$103.24	5,000,000		$5,000,000	145
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Put)	Aug-19/102.07	17,000,000		17,000,000	1,462
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Aug-19/100.81	19,000,000		19,000,000	17,708
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.96	4,000,000		4,000,000	7,312
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.77	4,000,000		4,000,000	5,828
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.59	4,000,000		4,000,000	4,624
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.43	4,000,000		4,000,000	3,804
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.24	4,000,000		4,000,000	2,992
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.05	4,000,000		4,000,000	2,336

Total					$48,760

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/19 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	252,800	$(40,969)	$23,703
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	267,400	(30,493)	22,707
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$2,989,900	(27,582)	14,142
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	252,800	(20,484)	(6,512)
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	267,400	(30,493)	(9,996)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$2,989,900	(27,582)	(13,514)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	54,505,300	(27,570)	48,037
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	54,505,300	(27,570)	(24,329)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		$377,000	(48,539)	5,093
(1.765)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765		2,803,100	(37,562)	(4,625)
1.765/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765		2,803,100	(37,562)	(6,223)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		377,000	(48,539)	(23,178)
(1.746)/3 month USD-LIBOR-BBA/Sep-24 (Written)	Sep-19/1.746		2,803,100	20,322	10,540
1.746/3 month USD-LIBOR-BBA/Sep-24 (Written)	Sep-19/1.746		2,803,100	20,322	2,691
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		371,900	(46,952)	5,671
(1.755)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755		2,803,100	(37,702)	(3,980)
1.755/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755		2,803,100	(37,702)	(6,924)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		371,900	(46,952)	(21,046)
(1.736)/3 month USD-LIBOR-BBA/Sep-24 (Written)	Sep-19/1.736		2,803,100	20,322	10,848
1.736/3 month USD-LIBOR-BBA/Sep-24 (Written)	Sep-19/1.736		2,803,100	20,322	1,710
JPMorgan Chase Bank N.A.
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	759,100	(97,077)	121,023
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$1,859,600	(259,647)	53,556
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		628,600	(36,333)	8,266
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		377,000	(58,284)	5,885
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		377,000	(40,452)	(20,415)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		628,600	(65,374)	(21,988)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	759,100	(97,077)	(62,478)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$1,859,600	(259,647)	(201,003)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		734,900	(83,852)	99,322
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		377,000	(40,565)	4,852
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		377,000	(57,756)	(26,767)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		734,900	(83,852)	(60,644)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		972,300	51,192	10,705
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		972,300	51,192	(3,452)

Unrealized appreciation					448,751

Unrealized (depreciation)					(517,074)

Total					$(68,323)

TBA SALE COMMITMENTS OUTSTANDING at 7/31/19 (proceeds receivable $18,354,062) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 4.50%, 8/1/49	$3,000,000	8/13/19	$3,145,078
Uniform Mortgage-Backed Securities, 3.50%, 8/1/49	8,000,000	8/13/19	8,192,500
Uniform Mortgage-Backed Securities, 3.00%, 8/1/49	7,000,000	8/13/19	7,062,891

Total			$18,400,469

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/19 (Unaudited)
Swap counterparty/ notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
Goldman Sachs International
KRW	6,086,000,000	$49,846	$—	12/9/21	3 month KRW-CD-KSDA-BLOOMBERG — Quarterly	1.67% — Quarterly	$48,739
JPMorgan Chase Bank N.A.
THB	42,200,000	20,129	—	11/16/21	6 month THB-SIBOR-THFX6M — Semiannually	2.07% — Semiannually	21,044

Upfront premium received			—		Unrealized appreciation		69,783

Upfront premium (paid)			—		Unrealized (depreciation)		—

		Total	$—			Total	$69,783

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/19 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$1,873,000	$97,059	(E)	$(21)	2/27/28	3 month USD-LIBOR-BBA — Quarterly	3.11% — Semiannually	$97,038
		2,188,000	107,155	(E)	(25)	3/7/28	3 month USD-LIBOR-BBA — Quarterly	3.05125% — Semiannually	107,131
		949,000	242,293		(32)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	243,771
		6,153,900	605,335		(87)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(608,532)
		3,396,900	340,502		(48)	3/4/29	3 month USD-LIBOR-BBA — Quarterly	3.073% — Semiannually	369,258
		18,461,600	51,268		(9,275)	1/22/20	3 month USD-LIBOR-BBA — Quarterly	2.86% — Semiannually	43,512
		119,400	1,893	(E)	(1)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	1,892
		308,900	4,638	(E)	(2)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,640)
		886,200	57,724		(12)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(63,820)
		646,700	15,121	(E)	(131)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	14,990
		223,600	3,534	(E)	(38)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	3,496
		819,551	63,648	(E)	(12)	3/5/30	3 month USD-LIBOR-BBA — Quarterly	2.806% — Semiannually	63,636
		651,900	41,151	(E)	(9)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(41,160)
		11,530,000	365,201	(E)	(12,035)	3/21/29	3 month USD-LIBOR-BBA — Quarterly	2.776% — Semiannually	353,166
		558,800	55,665	(E)	(19)	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(55,684)
		402,800	4,374	(E)	(2)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	4,371
		591,300	6,549	(E)	(3)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	6,545
		700,100	80,834	(E)	(24)	11/29/53	2.793% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(80,857)
		703,600	75,439		(8,467)	6/12/49	3 month USD-LIBOR-BBA — Quarterly	2.647% — Semiannually	67,127
		155,900	15,253		(5)	6/12/49	2.6059% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(15,284)
		88,500	7,833		(3)	6/12/49	2.565% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(7,846)
		127,100	10,423		(4)	6/12/49	2.5365% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(10,436)
		124,400	11,124		(4)	6/12/49	3 month USD-LIBOR-BBA — Quarterly	2.569% — Semiannually	11,134
		152,000	12,482		(5)	6/12/49	2.537% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(12,498)
		140,900	11,458		(5)	6/12/49	2.5335% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(11,472)
		116,100	8,236		(4)	6/12/49	2.488% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(8,241)
		555,000	25,785		7,612	7/2/49	2.38% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(18,164)
		1,109,900	28,748		(7,807)	7/2/49	3 month USD-LIBOR-BBA — Quarterly	2.29% — Semiannually	20,842
		47,500	1,321		(2)	6/12/49	2.299% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,311)
		364,600	4,861	(E)	(8)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	4,853
		2,042,000	35,819	(E)	(29)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(35,848)
		1,109,900	11,673		7,477	7/17/29	2.065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,022)
		54,100	1,070		(2)	7/17/49	2.263% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,068)
		74,900	385		(3)	7/17/49	2.199% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(380)
		6,956,000	31,733	(E)	7,331	9/18/29	2.00% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(24,403)
		7,597,000	20,823	(E)	18,993	9/18/24	3 month USD-LIBOR-BBA — Quarterly	1.75% — Semiannually	(1,830)
		66,600	1,150		(2)	7/17/49	3 month USD-LIBOR-BBA — Quarterly	2.252% — Semiannually	1,142
		1,049,700	6,582	(E)	(12)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	6,570
		87,800	1,725	(E)	(3)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,728)
		2,307,800	20,701	(E)	(33)	6/22/30	2.0625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(20,734)
		91,600	366		(3)	7/17/49	2.194% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(360)
		70,500	1,040		(2)	7/17/49	3 month USD-LIBOR-BBA — Quarterly	2.241% — Semiannually	1,031
		64,081,000	236,138	(E)	75,917	9/18/21	1.70% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	312,056
		25,321,000	8,964	(E)	151,334	9/18/24	1.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	160,294
		1,040,600	17,697	(E)	18,035	9/18/49	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	338
		1,087,400	9,946	(E)	(13,542)	9/18/29	3 month USD-LIBOR-BBA — Quarterly	2.05% — Semiannually	(3,596)
		88,800	152		(3)	7/17/49	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(145)
		55,500	666		(2)	7/17/49	3 month USD-LIBOR-BBA — Quarterly	2.229% — Semiannually	659
		91,600	256		(3)	7/17/49	2.18875% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(250)
		324,800	34	(E)	(5)	7/6/30	1.9665% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(39)
		627,900	4,408	(E)	(21)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,430)
		4,409,000	12,438		(17)	7/5/21	3 month USD-LIBOR-BBA — Quarterly	1.78913% — Semiannually	(14,325)
		4,409,000	12,398		(17)	7/5/21	3 month USD-LIBOR-BBA — Quarterly	1.7896% — Semiannually	(14,284)
		4,409,000	12,522		(17)	7/5/21	3 month USD-LIBOR-BBA — Quarterly	1.78813% — Semiannually	(14,412)
		55,500	692		(2)	7/17/49	3 month USD-LIBOR-BBA — Quarterly	2.231% — Semiannually	685
		3,770,000	12,920		(50)	7/12/29	3 month USD-LIBOR-BBA — Quarterly	1.988% — Semiannually	11,925
		1,318,000	66		(11)	7/12/24	1.82% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	502
		208,100	6,472		(7)	7/17/49	3 month USD-LIBOR-BBA — Quarterly	2.3125% — Semiannually	6,453
		647,000	1,471		(5)	7/15/24	1.8675% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,310)
		778,000	604		(3)	7/16/21	3 month USD-LIBOR-BBA — Quarterly	1.898% — Semiannually	(794)
		398,000	4,700		(5)	7/16/29	2.07946% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,639)
		715,000	1,295		(6)	7/16/24	1.8585% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,116)
		55,200	1,281		(2)	7/17/49	2.278% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,279)
		427,700	3,362		(6)	7/17/29	3 month USD-LIBOR-BBA — Quarterly	2.036% — Semiannually	3,285
		766,000	579		(6)	7/17/24	1.8355% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(397)
		756,000	1,910		(6)	7/18/24	1.8725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,751)
		1,157,600	12,513	(E)	(39)	7/22/52	2.2685% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(12,552)
		679,000	1,223		(6)	7/24/24	1.781% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,327
		3,717,000	8,531		(49)	7/26/29	1.975% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(8,195)
		758,000	1,160		(6)	8/2/24	1.7855% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,154
	AUD	1,040,000	29,398		(8,030)	6/19/24	6 month AUD-BBR-BBSW — Semiannually	1.901% — Semiannually	21,868
	AUD	160,000	8,747		(2,688)	6/19/29	6 month AUD-BBR-BBSW — Semiannually	2.251% — Semiannually	6,182
	AUD	9,317,000	65,785	(E)	10,878	9/18/24	1.25% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(54,907)
	AUD	5,747,000	68,104	(E)	(33,537)	9/18/29	6 month AUD-BBR-BBSW — Semiannually	1.60% — Semiannually	34,568
	CAD	860,000	5,552		(6,940)	6/19/24	3 month CAD-BA-CDOR — Semiannually	2.001% — Semiannually	(1,375)
	CAD	1,060,000	24,907		(17,288)	6/19/29	3 month CAD-BA-CDOR — Semiannually	2.251% — Semiannually	7,874
	CAD	1,030,000	50,985		(24,296)	6/19/49	3 month CAD-BA-CDOR — Semiannually	2.401% — Semiannually	27,075
	CAD	14,056,000	84,945	(E)	(13,249)	9/18/24	1.65% — Semiannually	3 month CAD-BA-CDOR — Semiannually	71,695
	CAD	4,227,000	34,958	(E)	(16,616)	9/18/29	1.80% — Semiannually	3 month CAD-BA-CDOR — Semiannually	18,343
	CHF	5,702,000	47,901	(E)	(22)	9/21/21	—	0.046% plus 6 month CHF-LIBOR-BBA — Semiannually	(47,923)
	CHF	1,730,000	2,138	(E)	(4,453)	9/18/24	—	0.70% plus 6 month CHF-LIBOR-BBA — Semiannually	(6,591)
	CHF	6,846,000	25,256	(E)	49,272	9/18/29	0.30% plus 6 month CHF-LIBOR-BBA — Semiannually	—	74,528
	CZK	44,703,000	83,128		(26)	3/19/29	1.948% — Annually	6 month CZK-PRIBOR — Semiannually	(82,180)
	EUR	1,649,000	143,354	(E)	(14)	10/27/27	1.61375% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(143,368)
	EUR	1,498,000	142,739	(E)	(21)	2/27/28	1.815% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(142,759)
	EUR	5,118,000	47,331	(E)	(22)	9/21/21	6 month EUR-EURIBOR-REUTERS — Semiannually	0.354% — Annually	47,308
	EUR	60,400	14,255	(E)	(2)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(14,257)
	EUR	82,300	21,136	(E)	(3)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	21,133
	EUR	91,000	20,757	(E)	(3)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(20,761)
	EUR	91,800	19,306	(E)	(4)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(19,309)
	EUR	6,632,000	299,788	(E)	(84)	3/21/29	1.104% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(299,872)
	EUR	260,300	46,393	(E)	(10)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(46,403)
	EUR	7,300,000	50,087		(17,019)	6/19/21	0.101% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	—	34,730
	EUR	3,820,000	102,940		(30,611)	6/19/24	6 month EUR-EURIBOR-REUTERS — Semiannually	0.151% — Annually	74,463
	EUR	5,760,000	381,202		(85,641)	6/19/29	6 month EUR-EURIBOR-REUTERS — Semiannually	0.601% — Annually	302,182
	EUR	120,000	21,687		(3,186)	6/19/49	6 month EUR-EURIBOR-REUTERS — Semiannually	1.101% — Annually	18,718
	EUR	420,000	81,015	(E)	(16)	11/29/58	6 month EUR-EURIBOR-REUTERS — Semiannually	1.343% — Annually	80,999
	EUR	283,000	45,167	(E)	(11)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(45,177)
	EUR	87,500	10,160	(E)	(3)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(10,164)
	EUR	79,600	8,937	(E)	(3)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(8,940)
	EUR	9,330,000	42,656	(E)	19,487	9/18/24	—	0.25% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(23,169)
	EUR	12,389,000	242,022	(E)	27,043	9/18/29	6 month EUR-EURIBOR-REUTERS — Semiannually	0.20% — Annually	269,065
	EUR	211,200	16,680	(E)	(9)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(16,689)
	GBP	1,370,000	41,603		(13,095)	6/19/24	6 month GBP-LIBOR-BBA — Semiannually	1.201% — Semiannually	29,183
	GBP	1,100,000	65,781		21,256	6/19/29	1.351% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(45,311)
	GBP	5,168,000	52,164	(E)	(2,234)	9/18/24	6 month GBP-LIBOR-BBA — Semiannually	0.85% — Semiannually	49,930
	GBP	6,556,000	118,762	(E)	(210)	9/18/29	6 month GBP-LIBOR-BBA — Semiannually	1.00% — Semiannually	118,553
	JPY	22,710,500	14,161	(E)	(7)	8/29/43	0.7495% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(14,167)
	NOK	106,000	141	(E)	(102)	9/18/24	1.50% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	40
	NOK	13,419,000	12,018	(E)	11,745	9/18/29	6 month NOK-NIBOR-NIBR — Semiannually	1.70% — Annually	(272)
	NOK	32,395,000	2,004		(31)	7/1/24	1.735% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	2,055
	NOK	16,991,000	6,972		(26)	7/1/29	6 month NOK-NIBOR-NIBR — Semiannually	1.82% — Annually	7,952
	NZD	3,216,000	52,670	(E)	(24)	3/28/29	2.524% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(52,695)
	NZD	7,642,000	35,847	(E)	(3,306)	9/18/24	1.45% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(39,154)
	NZD	3,611,000	31,783	(E)	2,952	9/18/29	3 month NZD-BBR-FRA — Quarterly	1.80% — Semiannually	34,735
	SEK	7,320,000	55,001		(6)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.13% — Annually	61,508
	SEK	7,320,000	56,898		(6)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.16% — Annually	63,539
	SEK	7,320,000	56,742		(6)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.1575% — Annually	63,368
	SEK	29,414,000	16,937	(E)	(8,861)	9/18/24	0.10% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(25,798)
	SEK	39,556,000	80,719	(E)	(19,236)	9/18/29	3 month SEK-STIBOR-SIDE — Quarterly	0.60% — Annually	61,484

	Total				$66,360				$1,248,188
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/19 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$46,344	$45,006	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(867)
Barclays Bank PLC
190,250	190,697	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	621
137,352	137,675	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	449
4,111,223	4,124,896	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	18,301
212,556	213,972	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,656
29,992	30,017	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(70)
770,287	771,213	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,171)
25,703	24,865	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	611
46,245	44,910	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(865)
16,287	15,707	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(424)
54,401	53,526	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	243
56,834	56,500	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	296
24,019	23,877	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	125
38,333	37,473	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(426)
402	393	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(4)
Citibank, N.A.
78,064	78,324	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	347
Credit Suisse International
322,305	322,874	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools — Monthly	865
70,772	69,712	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(370)
37,679	36,141	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,209)
10,407	10,068	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(247)
83,940	82,316	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(780)
73,717	72,291	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(685)
164,280	159,539	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,074
39,688	39,050	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	177
Goldman Sachs International
16,891	16,911	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(48)
20,263	20,287	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(57)
382,713	383,173	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,079)
94,323	90,473	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(3,026)
45,259	43,784	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,076)
114,187	110,118	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,969)
73,160	71,745	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(680)
60,128	57,986	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,564)
40,435	38,994	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,051)
40,435	38,994	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,051)
65,450	64,397	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	292
14,023	13,717	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(147)
2,730	2,668	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(30)
JPMorgan Chase Bank N.A.
71,691	69,622	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,341)
65,450	64,397	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	292
JPMorgan Securities LLC
52,676	52,366	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(275)
29,963	28,987	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	712
132,002	126,614	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	4,235
271,471	261,799	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	7,059

Upfront premium received		—	Unrealized appreciation			39,355

Upfront premium (paid)		—	Unrealized (depreciation)			(22,512)

	Total	$—			Total	$16,843

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/19 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
EUR	3,610,000	$370,750	$—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$370,749
EUR	2,256,000	226,454	(51)	8/15/37	1.7138% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	226,399
EUR	2,256,000	74,287	(29)	8/15/27	(1.4275%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(74,316)
EUR	3,435,000	86,489	(40)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(86,529)
EUR	3,435,000	87,261	(40)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(87,301)
EUR	3,435,000	87,519	(41)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(87,560)
EUR	3,435,000	87,778	(41)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(87,818)
EUR	3,610,000	116,531	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(116,531)
GBP	1,807,000	3,953	(39)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	3,915
GBP	543,000	606	(29)	7/15/49	(3.4425%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(635)
GBP	506,000	18,788	(12)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(18,800)
GBP	1,084,000	43,356	(26)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(43,382)
GBP	1,409,000	49,011	(33)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(49,043)
GBP	2,024,000	90,153	(48)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(90,201)
	$1,625,000	38,027	(18)	12/6/27	2.19% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	38,009
	1,625,000	37,889	(18)	12/21/27	2.1939% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	37,871
	1,679,000	11,871	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	11,871
	1,679,000	3,672	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	3,672
	1,625,000	13,512	(10)	12/6/22	(2.05%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(13,522)
	1,625,000	14,352	(10)	12/21/22	(2.068%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(14,362)

Total			$(485)				$(77,514)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$2,666	$39,000	$3,666	5/11/63	300 bp — Monthly	$(977)
	CMBX NA BBB-.6 Index	BBB-/P	5,303	88,000	8,272	5/11/63	300 bp — Monthly	(2,918)
	CMBX NA BBB-.6 Index	BBB-/P	10,865	176,000	16,544	5/11/63	300 bp — Monthly	(5,576)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	(20)	66,000	73	5/11/63	200 bp — Monthly	79
	CMBX NA A.6 Index	A/P	—	1,000	1	5/11/63	200 bp — Monthly	1
	CMBX NA BB.6 Index	BB/P	12,600	60,000	11,550	5/11/63	500 bp — Monthly	1,108
	CMBX NA BB.6 Index	BB/P	37,166	151,000	29,068	5/11/63	500 bp — Monthly	8,245
	CMBX NA BB.7 Index	BB/P	5,415	39,000	3,744	1/17/47	500 bp — Monthly	1,709
	CMBX NA BB.7 Index	BB/P	8,355	65,000	6,240	1/17/47	500 bp — Monthly	2,178
	CMBX NA BB.7 Index	BB/P	13,528	112,000	10,752	1/17/47	500 bp — Monthly	2,885
	CMBX NA BBB-.6 Index	BBB-/P	1,712	13,000	1,222	5/11/63	300 bp — Monthly	498
	CMBX NA BBB-.6 Index	BBB-/P	4,926	44,000	4,136	5/11/63	300 bp — Monthly	816
	CMBX NA BBB-.6 Index	BBB-/P	16,220	174,000	16,373	5/11/63	300 bp — Monthly	(154)
	CMBX NA BBB-.6 Index	BBB-/P	21,917	226,000	21,244	5/11/63	300 bp — Monthly	786
	Credit Suisse International
	CMBX NA A.6 Index	A/P	(2,455)	2,223,000	2,445	5/11/63	200 bp — Monthly	(10)
	CMBX NA BB.7 Index	BB/P	8,159	61,000	5,856	1/17/47	500 bp — Monthly	2,363
	CMBX NA BBB-.6 Index	BBB-/P	260,182	2,769,000	260,563	5/11/63	300 bp — Monthly	(381)
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	18,006	346,000	381	5/11/63	200 bp — Monthly	18,521
	CMBX NA A.6 Index	A/P	17,515	346,000	381	5/11/63	200 bp — Monthly	18,030
	CMBX NA A.6 Index	A/P	9,631	307,000	338	5/11/63	200 bp — Monthly	10,088
	CMBX NA A.6 Index	A/P	8,165	264,000	290	5/11/63	200 bp — Monthly	8,558
	CMBX NA A.6 Index	A/P	12,002	233,000	256	5/11/63	200 bp — Monthly	12,349
	CMBX NA A.6 Index	A/P	9,804	199,000	219	5/11/63	200 bp — Monthly	10,100
	CMBX NA A.6 Index	A/P	9,238	187,000	206	5/11/63	200 bp — Monthly	9,517
	CMBX NA A.6 Index	A/P	10,274	184,000	202	5/11/63	200 bp — Monthly	10,548
	CMBX NA A.6 Index	A/P	7,735	152,000	167	5/11/63	200 bp — Monthly	7,961
	CMBX NA A.6 Index	A/P	6,429	127,000	140	5/11/63	200 bp — Monthly	6,618
	CMBX NA A.6 Index	A/P	3,656	120,000	132	5/11/63	200 bp — Monthly	3,835
	CMBX NA A.6 Index	A/P	5,845	89,000	98	5/11/63	200 bp — Monthly	5,977
	CMBX NA A.6 Index	A/P	1,597	69,000	76	5/11/63	200 bp — Monthly	1,700
	CMBX NA A.6 Index	A/P	(19)	32,000	35	5/11/63	200 bp — Monthly	28
	CMBX NA BBB-.6 Index	BBB-/P	332	3,000	282	5/11/63	300 bp — Monthly	51
	CMBX NA BBB-.6 Index	BBB-/P	947	9,000	846	5/11/63	300 bp — Monthly	106
	CMBX NA BBB-.6 Index	BBB-/P	1,407	13,000	1,222	5/11/63	300 bp — Monthly	193
	CMBX NA BBB-.6 Index	BBB-/P	1,906	14,000	1,316	5/11/63	300 bp — Monthly	598
	CMBX NA BBB-.6 Index	BBB-/P	2,976	27,000	2,538	5/11/63	300 bp — Monthly	454
	CMBX NA BBB-.6 Index	BBB-/P	1,826	35,000	3,290	5/11/63	300 bp — Monthly	(1,444)
	CMBX NA BBB-.6 Index	BBB-/P	4,248	38,000	3,572	5/11/63	300 bp — Monthly	698
	CMBX NA BBB-.6 Index	BBB-/P	7,929	73,000	6,862	5/11/63	300 bp — Monthly	1,110
	CMBX NA BBB-.6 Index	BBB-/P	7,899	73,000	6,862	5/11/63	300 bp — Monthly	1,079
	CMBX NA BBB-.6 Index	BBB-/P	6,093	77,000	7,238	5/11/63	300 bp — Monthly	(1,100)
	CMBX NA BBB-.6 Index	BBB-/P	11,382	97,000	9,118	5/11/63	300 bp — Monthly	2,321
	CMBX NA BBB-.6 Index	BBB-/P	10,491	154,000	14,476	5/11/63	300 bp — Monthly	(3,895)
	CMBX NA BBB-.6 Index	BBB-/P	21,307	175,000	16,450	5/11/63	300 bp — Monthly	4,959
	CMBX NA BBB-.6 Index	BBB-/P	48,302	515,000	48,410	5/11/63	300 bp — Monthly	192
	CMBX NA BBB-.6 Index	BBB-/P	46,305	616,000	57,904	5/11/63	300 bp — Monthly	(11,239)
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	10,168	48,000	9,240	5/11/63	500 bp — Monthly	975
	CMBX NA BB.6 Index	BB/P	11,006	52,000	10,010	5/11/63	500 bp — Monthly	1,046
	CMBX NA A.6 Index	A/P	15,137	658,000	724	5/11/63	200 bp — Monthly	16,117
	CMBX NA A.6 Index	A/P	(26)	89,000	98	5/11/63	200 bp — Monthly	106
	CMBX NA BBB-.6 Index	BBB-/P	6,088	61,000	5,734	5/11/63	300 bp — Monthly	389
	CMBX NA BBB-.6 Index	BBB-/P	7,883	79,000	7,426	5/11/63	300 bp — Monthly	503
	CMBX NA BBB-.6 Index	BBB-/P	101,073	764,000	71,816	5/11/63	300 bp — Monthly	29,706
	CMBX NA BBB-.7 Index	BBB-/P	209	8,000	187	1/17/47	300 bp — Monthly	27
	CMBX NA BBB-.7 Index	BBB-/P	2,657	27,000	632	1/17/47	300 bp — Monthly	2,041
	CMBX NA BBB-.7 Index	BBB-/P	4,482	81,000	1,895	1/17/47	300 bp — Monthly	2,633
	CMBX NA BBB-.7 Index	BBB-/P	4,694	89,000	2,083	1/17/47	300 bp — Monthly	2,663
	Merrill Lynch International
	CMBX NA A.6 Index	A/P	(20)	66,000	73	5/11/63	200 bp — Monthly	79
	CMBX NA A.6 Index	A/P	39	3,000	3	5/11/63	200 bp — Monthly	44
	CMBX NA BBB-.6 Index	BBB-/P	2,020	21,000	1,974	5/11/63	300 bp — Monthly	49
	CMBX NA BBB-.6 Index	BBB-/P	9,199	94,000	8,836	5/11/63	300 bp — Monthly	418
	CMBX NA BBB-.6 Index	BBB-/P	12,607	130,000	12,220	5/11/63	300 bp — Monthly	452
	CMBX NA BBB-.6 Index	BBB-/P	12,472	130,000	12,220	5/11/63	300 bp — Monthly	317
	CMBX NA BBB-.6 Index	BBB-/P	16,773	170,000	15,980	5/11/63	300 bp — Monthly	892
	Morgan Stanley & Co. International PLC
	CMBX NA BB.6 Index	BB/P	11,787	48,000	9,240	5/11/63	500 bp — Monthly	2,594
	CMBX NA BB.6 Index	BB/P	23,902	97,000	18,673	5/11/63	500 bp — Monthly	5,324
	CMBX NA BBB-.6 Index	BBB-/P	767	6,000	564	5/11/63	300 bp — Monthly	207
	CMBX NA BBB-.6 Index	BBB-/P	1,665	13,000	1,222	5/11/63	300 bp — Monthly	450
	CMBX NA BBB-.6 Index	BBB-/P	3,248	25,000	2,350	5/11/63	300 bp — Monthly	912
	CMBX NA BBB-.6 Index	BBB-/P	5,023	41,000	3,854	5/11/63	300 bp — Monthly	1,193
	CMBX NA BBB-.6 Index	BBB-/P	9,279	82,000	7,708	5/11/63	300 bp — Monthly	1,619
	CMBX NA BBB-.6 Index	BBB-/P	15,053	140,000	13,160	5/11/63	300 bp — Monthly	1,974
	CMBX NA BBB-.6 Index	BBB-/P	22,048	166,000	15,604	5/11/63	300 bp — Monthly	6,541
	CMBX NA BBB-.6 Index	BBB-/P	32,645	265,000	24,910	5/11/63	300 bp — Monthly	7,889

Upfront premium received			1,044,185		Unrealized appreciation			243,419

Upfront premium (paid)			(2,540)		Unrealized (depreciation)			(27,694)

	Total		$1,041,645				Total	$215,725
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2019. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(8,224)	$75,000	$6,555	11/17/59	(500 bp) — Monthly	$(1,742)
	CMBX NA BB.10 Index	(3,861)	37,000	3,234	11/17/59	(500 bp) — Monthly	(664)
	CMBX NA BB.11 Index	(14,511)	112,000	11,066	11/18/54	(500 bp) — Monthly	(3,554)
	CMBX NA BB.8 Index	(527)	3,000	421	10/17/57	(500 bp) — Monthly	(109)
	CMBX NA BB.9 Index	(15,747)	112,000	11,346	9/17/58	(500 bp) — Monthly	(4,511)
	CMBX NA BB.9 Index	(12,689)	82,000	8,307	9/17/58	(500 bp) — Monthly	(4,462)
	CMBX NA BB.9 Index	(12,632)	82,000	8,307	9/17/58	(500 bp) — Monthly	(4,405)
	CMBX NA BB.9 Index	(12,472)	81,000	8,205	9/17/58	(500 bp) — Monthly	(4,345)
	CMBX NA BB.9 Index	(10,082)	75,000	7,598	9/17/58	(500 bp) — Monthly	(2,557)
	CMBX NA BB.9 Index	(9,749)	75,000	7,598	9/17/58	(500 bp) — Monthly	(2,225)
	CMBX NA BB.9 Index	(6,262)	40,000	4,052	9/17/58	(500 bp) — Monthly	(2,249)
	Credit Suisse International
	CMBX NA BB.10 Index	(9,157)	77,000	6,730	11/17/59	(500 bp) — Monthly	(2,502)
	CMBX NA BB.10 Index	(10,274)	77,000	6,730	11/17/59	(500 bp) — Monthly	(3,619)
	CMBX NA BB.10 Index	(5,096)	41,000	3,583	11/17/59	(500 bp) — Monthly	(1,553)
	CMBX NA BB.7 Index	(8,049)	456,000	87,780	5/11/63	(500 bp) — Monthly	79,289
	CMBX NA BB.7 Index	(29,146)	158,000	15,168	1/17/47	(500 bp) — Monthly	(14,131)
	CMBX NA BB.7 Index	(2,467)	15,000	1,440	1/17/47	(500 bp) — Monthly	(1,042)
	CMBX NA BB.8 Index	(1,051)	6,000	841	10/17/57	(500 bp) — Monthly	(216)
	CMBX NA BB.9 Index	(27,568)	275,000	27,583	9/17/58	(500 bp) — Monthly	15
	Goldman Sachs International
	CMBX NA BB.7 Index	(6,053)	40,000	3,840	1/17/47	(500 bp) — Monthly	(2,252)
	CMBX NA BB.7 Index	(45,077)	222,000	21,312	1/17/47	(500 bp) — Monthly	(23,981)
	CMBX NA BB.7 Index	(16,057)	98,000	9,408	1/17/47	(500 bp) — Monthly	(6,744)
	CMBX NA BB.9 Index	(3,233)	30,000	3,039	9/17/58	(500 bp) — Monthly	(223)
	CMBX NA BB.9 Index	(595)	5,000	507	9/17/58	(500 bp) — Monthly	(93)
	CMBX NA BB.9 Index	(602)	5,000	507	9/17/58	(500 bp) — Monthly	(100)
	CMBX NA BB.9 Index	(313)	3,000	304	9/17/58	(500 bp) — Monthly	(12)
	CMBX NA BB.9 Index	(478)	3,000	304	9/17/58	(500 bp) — Monthly	(177)
	CMBX NA BB.9 Index	(320)	2,000	203	9/17/58	(500 bp) — Monthly	(120)
	CMBX NA BB.9 Index	(319)	2,000	203	9/17/58	(500 bp) — Monthly	(119)
	CMBX NA BB.9 Index	(319)	2,000	203	9/17/58	(500 bp) — Monthly	(118)
	CMBX NA BB.9 Index	(158)	1,000	101	9/17/58	(500 bp) — Monthly	(58)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(7,891)	73,000	7,212	11/18/54	(500 bp) — Monthly	(749)
	CMBX NA BB.11 Index	(4,873)	49,000	4,841	11/18/54	(500 bp) — Monthly	(80)
	CMBX NA BB.11 Index	(4,780)	48,000	4,742	11/18/54	(500 bp) — Monthly	(84)
	CMBX NA BB.11 Index	(3,800)	37,000	3,656	11/18/54	(500 bp) — Monthly	(180)
	CMBX NA BB.7 Index	(48,468)	383,000	36,768	1/17/47	(500 bp) — Monthly	(12,073)
	CMBX NA BB.9 Index	(1,698)	12,000	1,216	9/17/58	(500 bp) — Monthly	(494)
	CMBX NA BB.9 Index	(947)	6,000	608	9/17/58	(500 bp) — Monthly	(345)
	CMBX NA BB.9 Index	(565)	4,000	405	9/17/58	(500 bp) — Monthly	(164)
	CMBX NA BB.9 Index	(468)	3,000	304	9/17/58	(500 bp) — Monthly	(167)
	CMBX NA BB.9 Index	(283)	2,000	203	9/17/58	(500 bp) — Monthly	(82)
	CMBX NA BB.9 Index	(153)	1,000	101	9/17/58	(500 bp) — Monthly	(53)
	CMBX NA BBB-.7 Index	(5,654)	149,000	3,487	1/17/47	(300 bp) — Monthly	(2,254)
	CMBX NA BBB-.7 Index	(254)	7,000	164	1/17/47	(300 bp) — Monthly	(94)
	Merrill Lynch International
	CMBX NA BB.10 Index	(3,899)	37,000	3,234	11/17/59	(500 bp) — Monthly	(702)
	CMBX NA BB.10 Index	(4,398)	37,000	3,234	11/17/59	(500 bp) — Monthly	(1,200)
	CMBX NA BB.11 Index	(4,913)	49,000	4,841	11/18/54	(500 bp) — Monthly	(119)
	CMBX NA BB.7 Index	(19,256)	111,000	10,656	1/17/47	(500 bp) — Monthly	(8,708)
	CMBX NA BB.9 Index	(15,966)	156,000	15,803	9/17/58	(500 bp) — Monthly	(315)
	CMBX NA BBB-.7 Index	(1,311)	16,000	374	1/17/47	(300 bp) — Monthly	(946)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(3,880)	37,000	3,234	11/17/59	(500 bp) — Monthly	(683)
	CMBX NA BB.11 Index	(5,991)	61,000	6,027	11/18/54	(500 bp) — Monthly	(23)
	CMBX NA BB.7 Index	(23,008)	114,000	10,944	1/17/47	(500 bp) — Monthly	(12,174)
	CMBX NA BB.7 Index	(19,507)	97,000	9,312	1/17/47	(500 bp) — Monthly	(10,290)
	CMBX NA BB.7 Index	(18,319)	95,000	9,120	1/17/47	(500 bp) — Monthly	(9,291)
	CMBX NA BB.9 Index	(1,334)	11,000	1,114	9/17/58	(500 bp) — Monthly	(230)
	CMBX NA BB.9 Index	(1,504)	10,000	1,013	9/17/58	(500 bp) — Monthly	(501)
	CMBX NA BB.9 Index	(864)	6,000	608	9/17/58	(500 bp) — Monthly	(262)
	CMBX NA BB.9 Index	(606)	5,000	507	9/17/58	(500 bp) — Monthly	(105)
	CMBX NA BBB-.7 Index	(41)	1,000	23	1/17/47	(300 bp) — Monthly	(18)

	Upfront premium received	—			Unrealized appreciation		79,304

	Upfront premium (paid)	(477,719)			Unrealized (depreciation)		(150,269)

	Total	$(477,719)				Total	$(70,965)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/19 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 32 Index	B+/P	$(4,997)	$66,330	$4,908	6/20/24	500 bp — Quarterly	$298

	Total		$(4,997)					$298
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2019. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
USD / $	United States Dollar
ZAR	South African Rand
	Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2018 through July 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $228,477,128.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/19
	Short-term investments
	Putnam Short Term Investment Fund**	$9,186,921	$50,398,713	$39,872,739	$115,009	$19,712,895

	Total Short-term investments	$9,186,921	$50,398,713	$39,872,739	$115,009	$19,712,895
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $433,813.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $641,726.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,439,473.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	At the close of the reporting period, the fund maintained liquid assets totaling $33,987,139 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY⌂
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	60.3%
	Japan	13.0
	France	3.5
	Italy	2.8
	Canada	2.4
	Spain	2.2
	United Kingdom	2.2
	Greece	1.7
	Supra-Nation	1.6
	Mexico	1.4
	Switzerland	1.1
	Australia	0.9
	Brazil	0.9
	Belgium	0.8
	Netherlands	0.6
	Indonesia	0.5
	Bermuda	0.5
	Other	3.6
	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $468,050 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $641,726 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$4,380,569	$1,091,000
Corporate bonds and notes	—	61,414,533	—
Foreign government and agency bonds and notes	—	82,395,229	—
Mortgage-backed securities	—	51,203,930	—
Purchased options outstanding	—	168,444	—
Purchased swap options outstanding	—	4,748,316	—
U.S. government and agency mortgage obligations	—	23,482,360	—
U.S. treasury obligations	—	444,161	—
Short-term investments	20,292,895	2,681,113	—

Totals by level	$20,292,895	$230,918,655	$1,091,000
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(386,877)	$—
Futures contracts	624,707	—	—
Written options outstanding	—	(48,760)	—
Written swap options outstanding	—	(3,338,238)	—
Forward premium swap option contracts	—	(68,323)	—
TBA sale commitments	—	(18,400,469)	—
Interest rate swap contracts	—	1,251,611	—
Total return swap contracts	—	(60,186)	—
Credit default contracts	—	(413,871)	—

Totals by level	$624,707	$(21,465,113)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$419,762	$833,633
Foreign exchange contracts	447,197	815,328
Interest rate contracts	10,384,454	7,125,629

Total	$11,251,413	$8,774,590
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$70,700,000
Purchased currency option contracts (contract amount)	$8,600,000
Purchased swap option contracts (contract amount)	$243,000,000
Written TBA commitment option contracts (contract amount)	$89,300,000
Written currency option contracts (contract amount)	$6,800,000
Written swap option contracts (contract amount)	$214,200,000
Futures contracts (number of contracts)	400
Forward currency contracts (contract amount)	$157,700,000
OTC interest rate swap contracts (notional)	$7,700,000
Centrally cleared interest rate swap contracts (notional)	$545,800,000
OTC total return swap contracts (notional)	$8,700,000
Centrally cleared total return swap contracts (notional)	$54,900,000
OTC credit default contracts (notional)	$18,900,000
Centrally cleared credit default contracts (notional)	$430,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com